SCHEDULE OF INTANGIBLE ASSETS NET (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Balance brought forward	$ 3,107,201
Additions		10,199,480
Less: transfer to joint operations parties	(3,107,201)	(930,204)
Less: amortization		(2,560,667)
Less: disposal		(3,601,408)
Intangible assets, net		$ 3,107,201